Shareholder Fees {- Fidelity Simplicity RMD Income Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-12 | Fidelity Simplicity RMD Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none